Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (486)	$ (183)	$ (416)	$ (141)
Total realized and unrealized gains (losses) included in income	(17)	15	(29)	5
Movements purchases/Issuances	(89)	(81)	(148)	(109)
Movements Sales/Settlements	4	(1)	8
Transfers into Level 3 of fair value hierarchy, liabilities	(6)	(2)	(9)	(10)
Transfers Out of Level 3	2	6	2	9
Fair value ending balance	(592)	(246)	(592)	(246)
Change in Unrealized gain (losses) on instruments still held	(14)	12	(24)	1
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(208)	(130)	(184)	(132)
Total realized and unrealized gains (losses) included in income	18	(12)	49	(7)
Movements purchases/Issuances	26		26
Movements Sales/Settlements	(26)	(19)	(59)	(26)
Transfers into Level 3 of fair value hierarchy, liabilities		2	(2)	1
Transfers Out of Level 3	(7)	41	(27)	46
Fair value ending balance	(197)	(118)	(197)	(118)
Change in Unrealized gain (losses) on instruments still held	20	30	7	36
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(164)	(89)	(156)	(88)
Total realized and unrealized gains (losses) included in income	(6)	(23)	(30)	(26)
Movements Sales/Settlements	1	(2)	17
Transfers Out of Level 3		18		18
Fair value ending balance	(169)	(96)	(169)	(96)
Change in Unrealized gain (losses) on instruments still held	5		(5)	(4)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2	4	4	7
Total realized and unrealized gains (losses) included in income	(1)	(5)	(4)	(8)
Transfers Out of Level 3			1
Fair value ending balance	1	(1)	1	(1)
Change in Unrealized gain (losses) on instruments still held		(2)	(1)	(3)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(51)	(90)	(59)	(82)
Total realized and unrealized gains (losses) included in income	14	(28)	43	(39)
Movements purchases/Issuances	26		26
Movements Sales/Settlements	(9)		(7)	(1)
Transfers into Level 3 of fair value hierarchy, liabilities		2	(2)	1
Transfers Out of Level 3	(7)	23	(28)	28
Fair value ending balance	(27)	(93)	(27)	(93)
Change in Unrealized gain (losses) on instruments still held	16	(6)	17	(13)
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	5	45	27	31
Total realized and unrealized gains (losses) included in income	11	44	40	66
Movements Sales/Settlements	(18)	(17)	(69)	(25)
Fair value ending balance	(2)	72	(2)	72
Change in Unrealized gain (losses) on instruments still held	(1)	38	(4)	56
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(22)	(47)	(44)	(76)
Total realized and unrealized gains (losses) included in income	20	(185)	70	(177)
Movements purchases/Issuances	(127)	(104)	(187)	(175)
Movements Sales/Settlements	80	174	112	266
Fair value ending balance	(49)	(162)	(49)	(162)
Change in Unrealized gain (losses) on instruments still held	(21)	(185)	72	(177)
Obligations Related To Securities Sold Short [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance				(9)
Movements Sales/Settlements				9
Trading Loans Securities And Other [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	85	17	49	39
Total realized and unrealized gains (losses) included in income	(7)		2
Movements purchases/Issuances	48	27	62	29
Movements Sales/ Settlements	(49)	(3)	(64)	(38)
Transfer Into Level 3			35	11
Transfers Out of Level 3	(25)		(32)
Fair value ending balance	52	41	52	41
Change in Unrealized gain (losses) on instruments still held	(29)		(25)
Trading Loans Securities And Other [Member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		17		6
Movements purchases/Issuances				2
Movements Sales/ Settlements		(3)		(5)
Transfer Into Level 3				11
Fair value ending balance		14		14
Trading Loans Securities And Other [Member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	85		49	33
Total realized and unrealized gains (losses) included in income	(3)		6
Movements purchases/Issuances	9	27	23	27
Movements Sales/ Settlements	(44)		(59)	(33)
Transfer Into Level 3			35
Transfers Out of Level 3	(25)		(32)
Fair value ending balance	22	27	22	27
Change in Unrealized gain (losses) on instruments still held	(27)		(23)
Trading Loans Securities And Other [Member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total realized and unrealized gains (losses) included in income	(4)		(4)
Movements purchases/Issuances	39		39
Movements Sales/ Settlements	(5)		(5)
Fair value ending balance	30		30
Change in Unrealized gain (losses) on instruments still held	(2)		(2)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	927	876	845	763
Total realized and unrealized gains (losses) included in income	40	(8)	83	28
Movements purchases/Issuances	79	34	121	122
Movements Sales/ Settlements	(45)	(41)	(48)	(48)
Transfers Out of Level 3				(4)
Fair value ending balance	1,001	861	1,001	861
Change in Unrealized gain (losses) on instruments still held	21	(39)	56	(6)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	927	873	845	760
Total realized and unrealized gains (losses) included in income	40	(8)	83	28
Movements purchases/Issuances	79	34	121	122
Movements Sales/ Settlements	(45)	(41)	(48)	(48)
Transfers Out of Level 3				(4)
Fair value ending balance	1,001	858	1,001	858
Change in Unrealized gain (losses) on instruments still held	21	(39)	56	(6)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		3		3
Fair value ending balance		3		3
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,303	1,723	2,537	1,673
Total realized and unrealized gains (losses) included in OCI	(204)	28	(219)	29
Movements purchases/Issuances	1,290	627	2,114	637
Movements Sales/ Settlements	(643)	(29)	(686)	10
Fair value ending balance	3,746	2,349	3,746	2,349
Change in Unrealized gain (losses) on instruments still held	(183)	19	(205)	21
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	63	63	60	64
Total realized and unrealized gains (losses) included in OCI	(15)	(1)	(8)	(1)
Movements purchases/Issuances	21		21
Movements Sales/ Settlements	(8)	(3)	(12)	(4)
Fair value ending balance	61	59	61	59
Change in Unrealized gain (losses) on instruments still held		(1)		(1)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,240	1,660	2,477	1,609
Total realized and unrealized gains (losses) included in OCI	(189)	29	(211)	30
Movements purchases/Issuances	1,269	627	2,093	637
Movements Sales/ Settlements	(635)	(26)	(674)	14
Fair value ending balance	3,685	2,290	3,685	2,290
Change in Unrealized gain (losses) on instruments still held	$ (183)	$ 20	$ (205)	$ 22